Operations - Initial Public Offering and Global offering (Details) R$ / shares in Units, R$ in Millions					12 Months Ended
	Sep. 20, 2017 shares	Sep. 19, 2017 shares	Sep. 15, 2017 R$ / shares shares	Apr. 19, 2017 R$ / shares shares	Dec. 31, 2017 BRL (R$) shares	Sep. 15, 2017 $ / shares	Apr. 19, 2017 $ / shares shares	Apr. 10, 2017 R$ / $
Disclosure of classes of share capital
Number of preferred shares represented by each ADS	3
Number of ADS offered in international offering		10,870,449
Number of preferred shares issued in the form of ADS at the exercise of the underwriters option			4,063,017
Number of ADS issued at the exercise of the underwriter's option			1,354,339
Global offering price (per ADS) | $ / shares						$ 26.75
Preferred shares
Disclosure of classes of share capital
Number of shares issued					321,753,720
Number of shares offered in global offering	40,630,186
Number of shares offered in Brazilian offering		8,018,839
Number of shares offered in international offering		32,611,347
Number of days granted to underwriters to purchase additional shares			30 days
Maximum number of additional shares offered to underwriters			4,063,019
Global offering price (per share) | R$ / shares			R$ 27.96
IPO
Disclosure of classes of share capital
Number of preferred shares represented by each ADS				3			3
IPO | Preferred shares
Disclosure of classes of share capital
Number of shares issued				96,239,837			96,239,837
Number of shares offered in IPO by entity				63,000,000
Number of shares offered in IPO by selling shareholders				33,239,837
Initial public offering price per share | R$ / shares				R$ 21.00
Initial public offering price per ADS | $ / shares							$ 20.06
Number of preferred shares represented by each ADS				3			3
Exchange rate | R$ / $								3.1409
Net proceeds from issuance of preference shares | R$					R$ 1,265.0